Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019
Profit or loss [abstract]
Revenue	$ 246,888	[1]	$ 229,038	[2]
Cost of sales
Mining costs	(123,649)		(135,192)
Depletion, depreciation and amortization	(41,654)		(36,084)
Cost of sales	(165,303)		(171,276)
Gross profit from mining operations	81,585		57,762
General and administrative expenses	(20,270)		(19,515)
Selling expenses	(10,195)		(9,741)
Income from operations	51,120		28,506
Other expenses and losses	(665)		(710)
Foreign currency exchange gain (loss)	2,911		(976)
Interest expense and other finance costs	(4,293)		(4,875)
Derivative instruments gains	904
Income before income tax	49,977		21,945
Income tax (expense) recovery:
Current tax expense	(20,535)		(17,416)
Deferred tax recovery (expense)	(2,051)		4,888
Income tax expense	(22,586)		(12,528)
Net income	27,391		9,417
Net income attributable to:
Shareholders of the Company	23,419		4,431
Non-controlling interests	3,972		4,986
Total income (loss)	$ 27,391		$ 9,417
Weighted average shares outstanding (000s)
Basic	162,638		163,075
Diluted	164,047		164,705
Basic earnings per share	$ 0.14		$ 0.03
Diluted earnings per share	$ 0.14		$ 0.03

[1]	Includes provisional pricing adjustments of: $2,899 for Yauricocha, ($889) for Bolivar, $1,180 for Cusi
[2]	Includes provisional pricing adjustments of: $216 for Bolivar